CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME - USD ($) $ in Thousands	12 Months Ended
	Feb. 28, 2019	Feb. 28, 2018	Feb. 28, 2017
Net income	$ 364,514	$ 194,663	$ 112,490
Other comprehensive (loss) / income, net of tax
Foreign currency translation adjustment	(35,823)	47,469	(19,864)
Unrealized gains on available-for-sale investments:
Net unrealized gains on available-for-sale investments, net of tax effect of $217, $10,007 and $2,018 for the years ended February 28, 2017, 2018 and 2019, respectively	15,837	34,556	75,460
Less: Transfer to statements of operations of realized gains on available-for-sale investments, net of tax effect of $nil for the years ended February 28, 2017, 2018 and 2019	(96,251)	(4,245)	0
Other comprehensive income / (loss)	(116,237)	77,780	55,596
Comprehensive income	248,277	272,443	168,086
Add: Comprehensive loss attributable to noncontrolling interest	3,681	2,453	5,613
Comprehensive income attributable to TAL Education Group's shareholders	$ 251,958	$ 274,896	$ 173,699